19A. Future Minimum rental receivable	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Future Minimum rental receivable

As at the end of the reporting period, the Company’s total future minimum rental under non-cancellable operating leases are receivable as follows:-

	2016	2015
	RMB’000	RMB’000

Within 1 year	791	750
After 1 year but within 5 years	-	785
After 5 years	-	-

	791	1,535